Billings in excess of costs and profits on uncompleted contracts (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Billings in excess of costs and profits on uncompleted contracts
Amounts of payments to date received on contracts in progress.	$ 37,374,909	$ 21,834,137
Payments to date received on contracts in progress	47,045,902	31,234,368
Revenue that was included in contract liability balance at beginning of period	2,416,229	6,268,910
Increase through cash received excluding amounts recognized as revenue	$ 2,686,991	$ 9,076,169